Related Parties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related Parties
20	Related parties

(a)	Key management remuneration
The total remuneration (salaries and benefits) of key management personnel, including the Executive Committee, amounted to R$ 16,781, including profit-sharing compensation for the year ended December 31, 2022 (2021 - R$ 21,003).
Accordingly, to Vinci internal policy, the key management is entitled to receive a profit-sharing compensation for the current year, which was paid in January 2023, after the Management approval. As informed in Note 12, Vinci accrued a provision for profit sharing for the Group as of December 31, 2022.

(b)	Receivables from related parties
The Entity receivables from related parties as of December 31, 2022 and 2021, as shown in the table below:

	12/31/2022	12/31/2021
Telecom Investimentos S.A.	—	80
Vinci Infra Investimentos V2I S.A.	79	64
Maranello Empreend. e Participações S.A.	—	1
Cagliari Participações S.A.	4	4
Accadia Participações AS	91	75
Norcia Participações SA	56	39
Personal Care Participações SA	—	1
Mental Health Participacões SA	—	1
Laguna Participações S.A.	11	—
VFDL 4 Empreendimentos Imobiliários LTDA	3	—
Vias Participações I S.A.	1	—
Verona Participações Societarias S.A.	8	—

	253	265

(c)	Employees loans
As presented in note 6(i), Vinci may advance payments to its employees.